Property, plant and equipment (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Opening amount	SFr 72,111	SFr 67,760
Additions		31,549
Depreciation charge	(17,680)	(27,198)
Closing amount	54,431	72,111
Cost
Property, plant and equipment
Opening amount	2,928,557
Closing amount	2,928,557	2,928,557
Accumulated depreciation
Property, plant and equipment
Opening amount	(2,856,446)
Closing amount	(2,874,126)	(2,856,446)
Equipment
Property, plant and equipment
Opening amount	72,111	67,760
Additions		31,549
Depreciation charge	(17,680)	(27,198)
Closing amount	54,431	72,111
Equipment | Cost
Property, plant and equipment
Opening amount	1,713,828
Closing amount	1,713,828	1,713,828
Equipment | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,641,717)
Closing amount	(1,659,397)	(1,641,717)
Furniture and fixtures | Cost
Property, plant and equipment
Opening amount	7,564
Closing amount	7,564	7,564
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Opening amount	(7,564)
Closing amount	(7,564)	(7,564)
Chemical library | Cost
Property, plant and equipment
Opening amount	1,207,165
Closing amount	1,207,165	1,207,165
Chemical library | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,207,165)
Closing amount	SFr (1,207,165)	SFr (1,207,165)